Income tax and deferred taxes (Details 11) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax expense using the effective rate	$ (178,975)	$ (166,173)	$ (132,965)
Consolidated income before taxes	$ 621,038	$ 594,590	$ 414,889
Income tax rate in force in Chile	27.00%	25.50%	24.00%
Tax expense using the legal rate	$ (167,680)	$ (151,620)	$ (99,573)
Effect of royalty tax expense and passive income	(4,919)	(3,372)	(6,311)
Tax effect of revenues exempt from taxation	1,446	2,886	2,461
Tax effect of tax rates supported abroad	(8,714)	(8,061)	(15,933)
Other tax effects from the reconciliation between the accounting income and tax expense	2,659	275	(3,256)
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(4,566)	(4,764)	(10,202)
IRS provision surplus	3,517	0	0
Fines affected by Article 21	$ (718)	$ (1,517)	$ (151)